                             PACIFIC CAPITAL FUNDS

                              NEW ASIA GROWTH FUND

                    SUPPLEMENT DATED AUGUST 12, 1998 TO THE
            CLASS A AND B SHARES PROSPECTUS DATED NOVEMBER 29, 1997
                      (AS SUPPLEMENTED ON MARCH 16, 1998)


     The third paragraph under the sub-heading "Class B Shares" on page 30 of the Prospectus should be replaced with the following:

     The contingent deferred sales charge is waived on redemptions of Class B shares (i) following the death or disability (as defined in the Internal Revenue Code (the "Code")) of a shareholder (or both shareholders in the case of joint accounts), (ii) to participants or beneficiaries from retirement plans, if the distributions are made under an automatic withdrawal plan after the participant reaches age 59 1/2 as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), and (iii) to the extent redemption represents the minimum distribution from retirement plans under Code Section 401 (a) where such redemptions are necessary to make distributions to plan participants.


PCS-0001

                             PACIFIC CAPITAL FUNDS

                             GROWTH AND INCOME FUND
                               GROWTH STOCK FUND

                    SUPPLEMENT DATED AUGUST 12, 1998 TO THE
            CLASS A AND B SHARES PROSPECTUS DATED NOVEMBER 29, 1997
                      (AS SUPPLEMENTED ON MARCH 16, 1998)


     The fourth paragraph under the sub-heading "Class B Shares" on page 22 of the Prospectus should be replaced with the following:

     The contingent deferred sales charge is waived on redemptions of Class B shares (i) following the death or disability (as defined in the Internal Revenue Code (the "Code")) of a shareholder (or both shareholders in the case of joint accounts), (ii) to participants or beneficiaries from retirement plans, if the distributions are made under an automatic withdrawal plan after the participant reaches age 59 1/2 as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), and (iii) to the extent redemption represents the minimum distribution from retirement plans under Code Section 401 (a) where such redemptions are necessary to make distributions to plan participants.


PCS-0002

                             PACIFIC CAPITAL FUNDS

                         U.S. TREASURY SECURITIES FUND
                SHORT-INTERMEDIATE U.S. TREASURY SECURITIES FUND
                         DIVERSIFIED FIXED INCOME FUND
                            TAX-FREE SECURITIES FUND
                  TAX-FREE SHORT INTERMEDIATE SECURITIES FUND

                    SUPPLEMENT DATED AUGUST 12, 1998 TO THE
            CLASS A AND B SHARES PROSPECTUS DATED NOVEMBER 29, 1997
                      (AS SUPPLEMENTED ON MARCH 16, 1998)


     The second full paragraph under the sub-heading "Class B Shares" on page 27 of the Prospectus should be replaced with the following:

     The contingent deferred sales charge is waived on redemptions of Class B shares (i) following the death or disability (as defined in the Internal Revenue Code (the "Code")) of a shareholder (or both shareholders in the case of joint accounts), (ii) to participants or beneficiaries from retirement plans, if the distributions are made under an automatic withdrawal plan after the participant reaches age 59 1/2 as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), and (iii) to the extent redemption represents the minimum distribution from retirement plans under Code Section 401 (a) where such redemptions are necessary to make distributions to plan participants.


PCS-0003